Lessee, Operating Lease Liability, Maturity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 32,342
Lessee, Operating Lease, Liability, Payments, Due Year Two	31,273
Lessee, Operating Lease, Liability, Payments, Due Year Three	28,788
Lessee, Operating Lease, Liability, Payments, Due Year Four	28,267
Lessee, Operating Lease, Liability, Payments, Due Year Five	23,984
Lessee, Operating Lease, Liability, Payments, Due after Year Five	50,606
Lessee, Operating Lease, Liability, Payments, Due	195,260
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	25,016
Operating Lease, Liability	170,244
Related Party Leases | Equity Method Investee [Member] | Seabrook Logistics, LLC [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	13,735
Lessee, Operating Lease, Liability, Payments, Due Year Two	12,280
Lessee, Operating Lease, Liability, Payments, Due Year Three	9,919
Lessee, Operating Lease, Liability, Payments, Due Year Four	9,919
Lessee, Operating Lease, Liability, Payments, Due Year Five	9,643
Lessee, Operating Lease, Liability, Payments, Due after Year Five	30,858
Lessee, Operating Lease, Liability, Payments, Due	86,354
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	12,754
Operating Lease, Liability	73,600
Third Party Leases
Related Party Transaction [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	18,607
Lessee, Operating Lease, Liability, Payments, Due Year Two	18,993
Lessee, Operating Lease, Liability, Payments, Due Year Three	18,869
Lessee, Operating Lease, Liability, Payments, Due Year Four	18,348
Lessee, Operating Lease, Liability, Payments, Due Year Five	14,341
Lessee, Operating Lease, Liability, Payments, Due after Year Five	19,748
Lessee, Operating Lease, Liability, Payments, Due	108,906
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	12,262
Operating Lease, Liability	$ 96,644